ACCOUNTS RECEIVABLE AND OTHER (Details) CAD in Millions, $ in Millions	Sep. 20, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD
Accounts receivable and other
Unbilled revenues			CAD 2,476		CAD 2,218
Trade receivables			1,079		1,168
Taxes receivable			175		522
Regulatory assets			216		567
Short-term portion of derivative assets (Note 24)			791		568
Prepaid expenses and deposits			181		103
Current deferred income taxes (Note 25)			367		245
Dividends receivable			26		26
Other			164		129
Allowance for doubtful accounts			(45)		(42)
Accounts receivable and other			CAD 5,430		5,504
Percentage of ownership in SPE, which has access to receivable owned by SPE		100.00%	100.00%
Special Purpose Entity
Accounts receivable and other
Trade receivables		$ 317	CAD 439	$ 378	CAD 439
Special Purpose Entity | Maximum
Accounts receivable and other
Accumulated purchases, net of collections | $	$ 450